CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF TODA INTERNATIONAL HOLDINGS INC (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of Condensed Balance Sheet [Table Text Block]

CONDENSED BALANCE SHEETS

	December 31,
	2012	2011
Assets
Current assets
Cash	$50,158		$64,496
Prepaid expense and other current assets	89,940		73,830
Investments in subsidiaries	40,961,908		35,299,024
Total assets	$41,102,006		$35,437,350
Liabilities and Stockholders' equity
Current liabilities
Accrued expenses and other payables	1,346,714		1,096,382
Total liabilities	1,346,714	1,096,382
Total stockholders' equity	39,755,292		34,340,968
Total liabilities and stockholders' equity	$41,102,006		$35,437,350

Schedule of Condensed Income Statement [Table Text Block]

CONDENSED STATEMENT OF INCOME

	For the Years Ended December 31,
	2012	2011	2010
General and administrative expenses	$(180,170)	$(771)	$-
Equity income of subsidiaries	4,668,927	9,954,479	7,748

Net income	$4,488,757	$9,953,708	$7,748

Schedule of Condensed Cash Flow Statement [Table Text Block]

CONDENSED STATEMENT OF CASH FLOWS

	For the Years Ended December 31,
	2012	2011	2010

Net cash used in operating activities	$(14,338)	$10,976,260	$(208)
Net cash provided by investing activities	-	(12,322,324)	-
Net cash provided by financing activities	-	1,410,560	-
Cash as January 1	64,496	-	1,426
Cash as of December 31	$50,158	$64,496	$1,218	*

*Represents the balances of TODA International Inc. only.